Equity (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Warrants exercised (in shares)	(1,012,500)	0
Net proceeds on issuance of share capital from warrant exercises	$ 2,025	$ 0
Options exercised (in shares)	1,820,193	443,589
Proceeds from exercise of options		$ 508
Options forfeited (in shares)	277,839	583,827
Warrant outstanding	785,063	1,797,563	1,797,563
Common shares
Disclosure of classes of share capital [line items]
Options exercised (in shares)	1,820,193	435,287
Proceeds from exercise of options	$ 3,598	$ 496
Options forfeited (in shares)		8,302
Payments for cancellation of options	$ 12
Warrants
Disclosure of classes of share capital [line items]
Warrants exercised (in shares)	1,012,500
Net proceeds on issuance of share capital from warrant exercises	$ 2,025
Warrant outstanding	785,063	1,797,563